Corporate debt (Tables)	12 Months Ended
Dec. 31, 2017
Corporate debt [Abstract]
Corporate debt
The breakdown of the corporate debt as of December 31, 2017 and 2016 is as follows:

	Balance as of December 31,
Non-current	2017	2016
Credit Facilities with financial entities	320,783	123,804
Notes and Bonds	253,393	252,536
Total Non-Current	574,176	376,340

	Balance as of December 31,
Current	2017	2016
Credit Facilities with financial entities	65,833	289,035
Notes and Bonds	3,074	2,826
Total Current	68,907	291,861

Repayment schedule for corporate debt
The repayment schedule for the Corporate debt, at the end of 2017 is as follows:

	2018	2019	2020	2021	2022	Subsequent years	Total
Credit Facility Tranche A	53,778	-	-	-	-	-	53,778
Note Issuance Facility	107	-	-	-	107,316	213,467	320,890
Credit Facility 2017	11,948	-	-	-	-	-	11,948
2019 Notes	3,074	253,393	-	-	-	-	256,467
Total	68,907	253,393	-	-	107,316	213,467	643,083

Movement in corporate debt
The following table details the movement in Corporate debt for the year 2017, split between cash and non-cash items:

	January 1, 2017	Cash Flow	Non-cash changes	December 31, 2017
Corporate debt	668,201	(68,372)	43,254	643,083